Business Combinations - Acquisition of Compare Pet Insurance, Inc. (Details) - USD ($)		12 Months Ended
	Aug. 03, 2021	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Cash paid for acquisition of Compare Pet Insurance, Inc.		$ 0	$ 1,509,000
CPI
Business Acquisition [Line Items]
Cash consideration	$ 3,500,000
Common stock consideration	$ 170,000
Common stock consideration (in shares)	639,000
Cash paid for acquisition of Compare Pet Insurance, Inc.	$ 1,500,000
Deferred purchase consideration	$ 2,000,000
Payment period	3 years
Contingent liabilities accrued		$ 1,400,000	$ 1,900,000
Working capital	$ 0